Reconciliation of Income Tax Expense (Benefit) Computed at Statutory Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components Of Income Tax Expense Benefit [Line Items]
Income tax expense (benefit) computed at the statutory rate	$ 295,177	$ 63,066	$ 260,567
Dividends-received deductions and tax-exempt interest	(40,687)	(27,849)	(32,037)
State income tax	4,642	4,106	(2,049)
Release AZLPF tax			(5,829)
(Release) Accrual of tax contingency reserve	(10,701)	2,180	2,571
Foreign tax, net	(3,143)	(3,202)	(12,209)
Corporate-owned life insurance	(2,285)	(7,806)	(12,933)
Penalties	529	(6,174)	6,376
Other	(466)	402	(1,165)
Income tax expense (benefit) as reported	$ 243,066	$ 24,723	$ 203,292